SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2015
Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION

OMEGA HEALTHCARE INVESTORS, INC.

December 31, 2015

						(3)
						Gross Amount at
						Which Carried at
		Initial Cost to	Cost Capitalized			Close of Period				Life on Which
		Company	Subsequent to			Buildings				Depreciation
		Buildings	Acquisition			and Land	(4)			in Latest
		and Land				Improvements	Accumulated	Date of	Date	Income Statements
Description (1)	Encumbrances	Improvements	Improvements	Impairment	Other	Total	Depreciation	Construction	Acquired	is Computed
Maplewood
Connecticut (AL)		$238,354,341	$1,800,767	$-	$-	$240,155,108	$4,620,737	1968-2015	2015	40 years
Massachusetts (AL, SNF)		89,889,681	23,799,252	-	-	113,688,933	1,583,999	1988-1994	2015	30 years to 40 years
New York (AL)		-	116,423,931	-	-	116,423,931	-	-	2015	-
Ohio (AL)		11,863,638	12,115,202	-	-	23,978,840	193,134	1999	2015	40 years
Total Maplewood		340,107,660	154,139,152	-	-	494,246,812	6,397,870

Daybreak Venture:
Texas (SNF)		341,097,695	5,534,280	-	-	346,631,975	14,909,229	1955-2015	2010-2015	20 years to 40 years
Missouri (SNF)		16,599,859	-	-	-	16,599,859	591,701	1967-1992	2015	26 years to 40 years
Total Daybreak Venture		357,697,554	5,534,280	-	-	363,231,834	15,500,930

Genesis HealthCare:
Alabama (SNF)		23,584,956	6,523,220	-	-	30,108,176	16,153,134	1964-1974	1997	33 years
California (SNF)		15,618,263	26,652	-	-	15,644,915	8,181,493	1927-1972	1997	33 years
Colorado (SNF, ILF)		38,341,877	5,444,311	-	-	43,786,188	12,219,868	1963-1975	2006	39 years
Idaho (SNF)		19,491,960	974,012	-	-	20,465,972	5,550,009	1920-1987	1997-2015	20 years to 39 years
Massachusetts (SNF)		71,446,102	2,660,093	(8,257,521)	-	65,848,674	21,355,093	1866-1993	1997-2015	20 years to 39 years
New Hampshire (SNF, AL)		21,619,503	1,462,797	-	-	23,082,300	7,819,421	1963-1999	1998-2006	33 years to 39 years
North Carolina (SNF)		22,652,488	3,550,986	-	-	26,203,474	16,264,936	1964-1986	1994-1997	30 years to 33 years
Ohio (SNF)		11,653,451	20,246	-	-	11,673,697	6,217,229	1968-1983	1997	33 years
Rhode Island (SNF)		38,740,812	4,792,882	-	-	43,533,694	14,693,658	1965-1981	2006	25 years to 39 years
Tennessee (SNF)		7,905,139	2,537,508	-	-	10,442,647	6,268,623	1984-1985	1994	30 years
Vermont (SNF)		6,322,888	602,296	-	-	6,925,184	2,237,449	1971	2004	39 years
Washington (SNF)		10,000,000	1,798,844	-	-	11,798,844	11,034,888	1965	1995	20 years
West Virginia (SNF)		44,277,206	6,528,560	-	-	50,805,766	23,068,927	1961-1986	1997-2008	25 years to 33 years
Total Genesis HealthCare		331,654,645	36,922,407	(8,257,521)	-	360,319,531	151,064,728

Other:
Alabama (SNF)		11,588,534	6,392,567	-	-	17,981,101	12,588,052	1960-1982	1992	31.5 years
Arizona (SNF, AL, TBI)		133,762,829	5,712,049	(6,603,745)	-	132,871,133	21,508,043	1949-1999	1998-2015	20 years to 40 years
Arkansas (SNF, AL)	(2)	201,572,337	13,169,759	(36,350)	-	214,705,746	48,640,738	1960-2009	1992-2015	20 years to 40 years
California (SNF, TBI)		490,902,316	3,492,869	-	-	494,395,185	33,730,723	1938-2013	1997-2015	20 years to 40 years
Colorado (SNF)		33,527,071	2,346,167	-	-	35,873,238	13,344,365	1958-1973	1998-2011	20 years to 33 years
Connecticut		5,324,200	980,393	(5,425,656)	-	878,937	-	1965	1999	N/A
Florida (SNF, AL)		667,833,234	23,362,442	(6,951,897)	(2,784,718)	681,459,061	174,698,077	1925-2009	1992-2015	20 years to 40 years
Georgia (SNF, AL)		43,096,820	3,950,028	-	-	47,046,848	11,480,058	1964-1998	1998-2015	20 years to 37.5 years
Idaho (SNF, AL)		50,889,041	341,170	-	-	51,230,211	4,238,429	1911-2008	1999-2015	20 years to 40 years
Illinois (SNF)		118,108,747	510,576	-	-	118,619,323	10,750,250	1926-1990	1996-2015	20 years to 40 years
Indiana (SNF, AL, ILF, SH, MOB)		402,853,211	2,332,364	(3,419,264)	(2,296,391)	399,469,920	61,998,182	1923-2008	1992-2015	20 years to 40 years
Iowa (SNF, AL)		70,549,074	2,084,807	-	-	72,633,881	10,408,588	1961-1998	1997-2015	20 years to 35 years
Kansas (SNF)		53,836,542	3,453,770	-	-	57,290,312	2,930,226	1957-1985	2010-2015	20 years to 40 years
Kentucky (SNF, AL)		174,052,192	10,314,747	-	-	184,366,939	31,640,307	1917-2002	1994-2015	20 years to 40 years
Louisiana (SNF)		55,046,915	1,748,900	-	-	56,795,815	16,408,775	1957-1983	1997-2006	33 years to 39 years
Maryland (SNF)		77,361,184	1,787,838	-	-	79,149,022	17,002,780	1921-1985	2010-2011	25 years to 30 years
Massachusetts (SNF)		5,804,554	-	-	-	5,804,554	2,015,500	1964	2009	20 years
Michigan (AL, SNF)		168,554,079	25,000	-	-	168,579,079	9,134,074	1964-1997	2011-2015	25 years to 38 years
Minnesota (SNF, AL, ILF)		61,256,047	160,912	-	-	61,416,959	1,696,595	1958-1983	2015	25 years to 40 years
Mississippi (SNF)		52,416,905	826,654	-	-	53,243,559	12,492,706	1962-1988	2009-2010	20 years to 40 years
Missouri (SNF)		130,105,483	518,236	(149,386)	(3,189)	130,471,144	9,968,625	1955-1994	1999-2015	20 years to 40 years
Montana (SNF)		12,922,122	-	-	-	12,922,122	365,003	1963-1971	2015	28 years to 35 years
Nebraska (SNF, SH)		24,713,411	-	-	-	24,713,411	833,206	1963-1969	2015	20 years to 30 years
Nevada (SNF, SH, TBI)		56,460,311	6,520,453	-	-	62,980,764	7,138,584	1972-2004	2009-2015	26 years to 40 years
New Mexico (SNF)		77,417,687	130,323	-	-	77,548,010	4,505,927	1960-1989	2008-2015	20 years to 40 years
North Carolina (SNF, ILF)		102,450,560	-	-	-	102,450,560	10,067,103	1927-1992	2010-2015	25 years to 36 years
Ohio (SNF, AL, SH)		714,157,279	39,057,863	-	(540,000)	752,675,142	126,494,171	1920-2008	1994-2015	20 years to 40 years
Oklahoma (SNF, AL)		45,178,160	-	-	-	45,178,160	6,495,153	1965-2013	2010-2015	20 years to 37 years
Oregon (SNF, AL)		50,133,027	-	-	-	50,133,027	1,355,373	1959-2004	2014-2015	20 years to 40 years
Pennsylvania (SNF, AL, ILF)		351,858,552	11,281,116	-	-	363,139,668	60,983,104	1873-2012	1998-2015	20 years to 40 years
South Carolina (SNF)		57,482,493	-	-	-	57,482,493	3,000,884	1959-1990	2014-2015	20 years to 30 years
Tennessee (SNF, AL)		98,233,849	8,046,100	-	-	106,279,949	35,719,553	1958-1983	1992-2015	20 years to 40 years
Texas (SNF)		348,007,669	15,500,178	(2,079,893)	(1,820,356)	359,607,598	55,453,711	1952-2014	1997-2015	20 years to 40 years
United Kingdom (AL)		177,484,058	-	-	(7,784,463)	169,699,595	3,639,903	1750-2000	2015	30 years
Utah (SNF)		3,620,000	-	-	-	3,620,000	124,908	1977	2015	24 years
Virginia (SNF)		32,642,987	-	-	-	32,642,987	550,145	1995	2015	35 years to 39 years
Washington (AL, SNF)		152,778,525	65,607	-	-	152,844,132	6,493,557	1930-2004	1999-2015	20 years to 40 years
West Virginia (SNF)		24,641,423	348,642	-	-	24,990,065	6,690,397	1961-1996	1994-2011	33 years to 39 years
Wisconsin (SNF, AL)		60,601,506	2,369,865	-	(1,500)	62,969,871	9,600,375	1930-1994	2009-2015	20 years to 28 years
Total Other		5,399,224,934	166,831,395	(24,666,191)	(15,230,617)	5,526,159,521	846,186,150

Total		$6,428,684,793	$363,427,234	$(32,923,712)	$(15,230,617)	$6,743,957,698	$1,019,149,678

(1)	The real estate included in this schedule is being used in either the operation of skilled nursing facilities (SNF), assisted living facilities (AL), independent living facilities (ILF), tramatic brain injury (TBI), medical office building (MOB) or specialty hospitals (SH) located in the states indicated.

(2)	Certain of the real estate indicated are security for the HUD loan borrowings totaling $56,204,170 at December 31, 2015.

	Year Ended December 31,
(3)	2013	2014	2015
Balance at beginning of period	$3,038,552,898	$3,099,547,182	$3,223,785,295
Acquisitions	35,529,419	131,689,483	3,371,233,860
Impairment	(414,687)	(3,660,381)	(12,916,233)
Improvements	31,346,919	17,916,855	220,272,401
Disposals/other	(5,467,367)	(21,707,844)	(58,417,625)
Balance at close of period	$3,099,547,182	$3,223,785,295	$6,743,957,698

(4)	2013	2014	2015
Balance at beginning of period	$580,373,211	$707,409,888	$821,711,991
Provisions for depreciation	128,523,788	123,141,880	210,554,569
Dispositions/other	(1,487,111)	(8,839,777)	(13,116,882)
Balance at close of period	$707,409,888	$821,711,991	$1,019,149,678

(5)	The reported amount of our real estate at December 31, 2015 is greater than the tax basis of the real estate by approximately $1.1 billion.